Income taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income taxes [Abstract]
Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activity related to the Group's unrecognized tax benefits:

US$

Balance as of December 31, 2012	8,842,239
Additions for tax position of current year	7,278,752
Movement in current year due to expiration of limitations period	(8,842,239)
Balance as of June 30, 2013	7,278,752